Valuation and Qualifying Accounts (Tables)	12 Months Ended
Dec. 31, 2014
Summary of Changes in Valuation and Qualifying Accounts

The following table presents the changes in our valuation and qualifying accounts. Other reserves primarily include our accrual of the cost associated with purchases made on our website related to the use of fraudulent credit cards “charged-back” due to payment disputes and cancellation fees.

Description	Balance of Beginning of Period	Charges to Earnings	Charges to Other Accounts(1)	Deductions	Balance at End of Period
	(In thousands)
2014
Allowance for doubtful accounts	$11,555	$11,176	$440	$(9,411)	$13,760
Other reserves	15,891				25,258

2013
Allowance for doubtful accounts	$10,771	$6,706	$3,410	$(9,332)	$11,555
Other reserves	11,195				15,891

2012
Allowance for doubtful accounts	$7,959	$3,479	$585	$(1,252)	$10,771
Other reserves	11,114				11,195

(1)	Charges to other accounts primarily relates to amounts acquired through acquisitions and net translation adjustments.